Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 37.16%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		990	$99,268
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,982	95,651
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,656	47,875
Vanguard Short-Term Treasury ETF (a)............................................................................		1,656	95,700
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $342,304)			338,494
		Notional
PURCHASED OPTIONS - 122.04% (b)(c)	Contracts	Amount

CALL OPTIONS - 106.00%
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $399.05......................................	26	$932,256	40,056
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $0.41..........................................	26	932,256	925,624
PUT OPTIONS - 16.04%			965,680

iShares 20+ Year Treasury Bond ETF, Expires 6/12/2023, Strike Price $107.83...................	88	901,560	86,303
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 6/12/2023, Strike Price
$104.79................................................................................................................	90	922,050	56,570
S&P 500® Mini Index, Expires 6/12/2023, Strike Price $156.44......................................	26	932,256	3,252
TOTAL PURCHASED OPTIONS (Cost $1,181,350)			146,125
			1,111,805
Total Investments (Cost $1,523,654) - 159.20%............................................................			1,450,299
Liabilities in Excess of Other Assets - (59.20)%.............................................................			(539,307)
....................................................................................TOTAL NET ASSETS - 100.00%			$910,992

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,494.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	6/12/2023	$156.44	26	$(932,256)	$(533,224)
PUT OPTIONS					(533,224)

iShares 20+ Year Treasury Bond ETF...............	6/12/2023	$113.51	88	(901,560)	(118,822)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	6/12/2023	$110.30	90	(922,050)	(88,116)
S&P 500® Mini Index...................................	6/12/2023	$351.09	26	(932,256)	(63,898)
TOTAL OPTIONS WRITTEN (Premiums Received $788,831)					(270,836)
					$(804,060)